Note 11 - Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Note 11 - Property, plant and equipment, net
Note 11 - Property, plant and equipment, net
11        Property, plant and equipment, net

Year ended December 31, 2025	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
At the beginning of the year
Cost	935,704	13,903,542	424,042	372,990	81,438	15,717,716
Accumulated depreciation and impairment	(178,294)	(9,030,040)	(350,480)	-	(37,431)	(9,596,245)
Property, plant and equipment, net at the beginning of the year	757,410	4,873,502	73,562	372,990	44,007	6,121,471

Movements of the year
Currency translation adjustment	8,279	56,463	640	6,188	364	71,934
Increase due to business combinations (*)	1,990	14,352	-	-	-	16,342
Additions	-	3,164	598	550,901	13,758	568,421
Transfers / Reclassifications	83,893	464,662	39,070	(586,719)	-	906
Decrease due to deconsolidation of subsidiaries (**)	-	(362)	(11)	-	-	(373)
Disposals / Consumptions (***)	(57,445)	(818)	(461)	(6,369)	(6,849)	(71,942)
Depreciation charge	(14,728)	(464,041)	(20,666)	-	(2,242)	(501,677)
Movements of the year	21,989	73,420	19,170	(35,999)	5,031	83,611

At the end of the year
Cost	967,135	14,517,757	458,610	336,991	89,139	16,369,632
Accumulated depreciation and impairment	(187,736)	(9,570,835)	(365,878)	-	(40,101)	(10,164,550)
Property, plant and equipment, net at the end of the year	779,399	4,946,922	92,732	336,991	49,038	6,205,082

Year ended December 31, 2024	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total
At the beginning of the year
Cost	889,957	13,538,273	416,913	396,103	71,834	15,313,080
Accumulated depreciation and impairment	(164,894)	(8,696,044)	(351,309)	-	(22,654)	(9,234,901)
Property, plant and equipment, net at the beginning of the year	725,063	4,842,229	65,604	396,103	49,180	6,078,179

Movements of the year
Currency translation adjustment	(4,637)	(26,793)	(266)	(4,391)	(161)	(36,248)
Changes due to business combinations (****)	12,949	(24,063)	-	653	-	(10,461)
Additions	2,176	1,028	433	616,218	15,658	635,513
Transfers / Reclassifications	48,322	550,891	29,681	(633,440)	-	(4,546)
Disposals / Consumptions	(10,197)	(12,526)	(1,183)	(2,153)	(5,704)	(31,763)
Depreciation charge	(16,266)	(457,264)	(20,707)	-	(14,966)	(509,203)
Movements of the year	32,347	31,273	7,958	(23,113)	(5,173)	43,292

At the end of the year
Cost	935,704	13,903,542	424,042	372,990	81,438	15,717,716
Accumulated depreciation and impairment	(178,294)	(9,030,040)	(350,480)	-	(37,431)	(9,596,245)
Property, plant and equipment, net at the end of the year	757,410	4,873,502	73,562	372,990	44,007	6,121,471

(*)	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.
(***)	For the year 2025, includes the unwinding of certain land plots in Saudi Arabia. For more information see note 28.
(****)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

Property, plant and equipment include capitalized interests for net amounts at December 31, 2025 and 2024 of $25.6 million and $27.2 million, respectively. There were no new interests capitalized during 2025 and 2024.

Government grants recognized as a reduction of property, plant and equipment were not material for the years 2025 and 2024.

The Company’s Brazilian subsidiary Confab Industrial S.A. (“Confab”) holds certain real estate assets, with a carrying value of $33.4 million, that are subject to a judicial mortgage aimed at securing the indemnification potentially payable to Companhia Siderúrgica Nacional (“CSN") under a lawsuit brought by CSN against Confab and other related companies. The litigation is currently pending, and no amount is currently owed by Confab. See note 27 (i) “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - CSN claims relating to the January 2012 acquisition of Usiminas”.

For the year 2025 and 2024, the carrying amount of assets pledged as security for current and non-current borrowings amounted to $49.7 million and $147.9 million, respectively, held in Saudi Arabia by the Company´s subsidiary GPC, in which SSPC holds a 57.3% interest.